Other Assets - Non-Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Other non-current assets
Upfront license fees, net	$ 1,446,420	$ 1,537,487
Customer financing receivables, net	83,638	122,124
Contract assets	75,000	76,188
Deferred income taxes	33,117	27,108
Finance lease right-of-use assets	32,739	35,441
Debt issuance costs	23,937	20,464
Prepaid royalties	13,987	25,092
Other	64,803	73,847
Total other non-current assets	1,773,641	1,917,751
Italian Scratch & Win
Other non-current assets
Upfront license fees, net	845,336	873,756
Italian Lotto
Other non-current assets
Upfront license fees, net	516,177	568,669
New Jersey
Other non-current assets
Upfront license fees, net	74,449	83,209
Indiana
Other non-current assets
Upfront license fees, net	$ 10,458	$ 11,853